DEBENTURES - Amortization schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
DEBENTURES
Non-current	R$ 3,790,475	R$ 799,212
2026
DEBENTURES
Non-current	799,538	R$ 799,212
2028
DEBENTURES
Non-current	1,495,447
2029 on
DEBENTURES
Non-current	R$ 1,495,490